INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investment Holdings [Line Items]
Total	$ 131,687	$ 142,862
Held To Maturity unrecognized gain	5,011	1,497
Held To Maturity unrecognized loss	0	1,538
Held-to-Maturity Market Value	136,698	142,821
Total	3,330,029	2,798,298
Available for Sale unrecognized gain	99,942	58,555
Available for Sale unrecognized loss	5,391	4,769
Investment securities	3,424,580	2,852,084
U.S. Treasuries
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment securities	103	100
Debt Securities, Available-for-sale, Amortized Cost	99	99
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	4	1
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	0	0
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment securities	60	158
Debt Securities, Available-for-sale, Amortized Cost	60	156
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	2
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	0	0
Mortgage-backed securities-residential
Investment Holdings [Line Items]
Total	13,990	20,818
Held To Maturity unrecognized gain	197	122
Held To Maturity unrecognized loss	0	174
Held-to-Maturity Market Value	14,187	20,766
Total	704,482
Investment securities	720,183	431,555
Debt Securities, Available-for-sale, Amortized Cost	704,482	421,945
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	15,938	9,709
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(237)	(99)
Mortgage-backed securities-commercial
Investment Holdings [Line Items]
Total	71,737	101,267
Held To Maturity unrecognized gain	3,485	571
Held To Maturity unrecognized loss	0	1,225
Held-to-Maturity Market Value	75,222	100,613
Total	584,125
Investment securities	590,936	476,518
Debt Securities, Available-for-sale, Amortized Cost	584,125	474,174
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	10,395	4,988
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(3,584)	(2,644)
Collateralized mortgage obligations
Investment Holdings [Line Items]
Total	5,799	9,763
Held To Maturity unrecognized gain	79	0
Held To Maturity unrecognized loss	0	108
Held-to-Maturity Market Value	5,878	9,655
Total	634,418
Investment securities	655,121	785,444
Debt Securities, Available-for-sale, Amortized Cost	634,418	769,076
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	21,148	16,753
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(445)	(385)
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Total	9,911	11,014
Held To Maturity unrecognized gain	1,239	804
Held To Maturity unrecognized loss	0	31
Held-to-Maturity Market Value	11,150	11,787
Investment securities	902,518	676,253
Debt Securities, Available-for-sale, Amortized Cost	856,054	652,986
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	46,755	23,729
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(291)	(462)
Asset-backed Securities
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Total	478,539
Investment securities	481,871	400,431
Debt Securities, Available-for-sale, Amortized Cost	478,539	400,081
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	4,158	1,414
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(826)	(1,064)
Other securities
Investment Holdings [Line Items]
Total	30,250	0
Held To Maturity unrecognized gain	11	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	30,261	0
Investment securities	73,788	81,625
Debt Securities, Available-for-sale, Amortized Cost	72,252	79,781
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	1,544	1,959
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	$ (8)	$ (115)